PAYCHECK PROTECTION PROGRAM LOANS (Details Narrative) $ in Thousands	Feb. 28, 2021 USD ($)
Paycheck Protection Program Loans
Payroll protection program loans	$ 1,040
Bearing interest percentage	1.00%